SUPPLEMENT DATED MAY 1, 2009
TO

PROSPECTUS DATED MAY 1, 2008
FOR
FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR
FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

AllianceBernstein VPS Global Technology Portfolio has changed its name to AllianceBernstein VPS Global Thematic Growth Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.